UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22941

PMF Fund, L.P.

(Exact name of registrant as specified in charter)

4265 SAN FELIPE, 8TH FLOOR, HOUSTON, TX 77027

(Address of principal executive offices) (Zip code)

With a copy to:
John A. Blaisdell	George J. Zornada
PMF Fund, L.P.	K & L Gates LLP
4265 San Felipe, 8th Floor	State Street Financial Center
Houston, TX 77027	One Lincoln St.
(Name and address of agent for service)	Boston, MA 02111-2950
(617) 261-3231

Registrant’s telephone number, including area code: 800-725-9456

Date of fiscal year end: 12/31/18

Date of reporting period: 06/30/18

Item 1. Reports to Stockholders.

TABLE OF CONTENTS

PMF Fund, L.P.
Statement of Assets, Liabilities and Partners’ Capital	1
Statement of Operations	2
Statements of Changes in Partners’ Capital	3
Statement of Cash Flows	4
Notes to Financial Statements	5
Supplemental Information	11
Privacy Policy	13

The Endowment PMF Master Fund, L.P.
Statement of Assets, Liabilities and Partners’ Capital	15
Schedule of Investments	16
Statement of Operations	23
Statements of Changes in Partners’ Capital	24
Statement of Cash Flows	25
Notes to Financial Statements	26
Supplemental Information	38
Privacy Policy	40

PMF FUND, L.P.
(A Limited Partnership)

Statement of Assets, Liabilities and Partners’ Capital
June 30, 2018
(Unaudited)

Assets
Investment in the Master Fund, at fair value	$182,640,813
Receivable from the Master Fund	9,928,673
Total assets	192,569,486
Liabilities and Partners’ Capital
Withdrawals payable	9,928,673
Servicing Fees payable	195,190
Accounts payable and accrued expenses	162,645
Total liabilities	10,286,508
Partners’ capital	182,282,978
Total liabilities and partners’ capital	$192,569,486

See accompanying notes to financial statements.

PMF FUND, L.P.
(A Limited Partnership)

Statement of Operations
Six Months Ended June 30, 2018
(Unaudited)

Net investment loss allocated from the Master Fund:
Dividend income (net of foreign tax withholding of $271,871)	$173,237
Interest income	116,157
Expenses	(599,386)
Net investment loss allocated from the Master Fund	(309,992)
Expenses of the PMF Fund:
Servicing Fees	397,086
Professional fees	41,009
Other expenses	27,161
Total expenses of the PMF Fund	465,256
Net investment loss of the PMF Fund	(775,248)
Net realized and unrealized gain (loss) from investments
Net realized gain (loss) from investments allocated from the Master Fund	7,954,014
Change in unrealized appreciation/depreciation from investments allocated from the Master Fund	(10,194,474)
Net realized and unrealized gain (loss) from investments	(2,240,460)
Net decrease in partners’ capital resulting from operations	$(3,015,708)

See accompanying notes to financial statements.

PMF FUND, L.P.
(A Limited Partnership)

Statements of Changes in Partners’ Capital
Year Ended December 31, 2017 and
Six Months Ended June 30, 2018 (Unaudited)

Partners’ capital at December 31, 2016	$240,979,748
Withdrawals	(48,311,611)
Net increase in partners’ capital resulting from operations:
Net investment income	146,546
Net realized gain from investments allocated from the Master Fund	12,879,319
Change in unrealized appreciation/depreciation from investments allocated from the Master Fund	(2,930,100)
Net increase in partners’ capital resulting from operations	10,095,765
Partners’ capital at December 31, 2017	$202,763,902
Withdrawals	(17,465,216)
Net increase in partners’ capital resulting from operations:
Net investment loss	(775,248)
Net realized gain from investments allocated from the Master Fund	7,954,014
Change in unrealized appreciation/depreciation from investments allocated from the Master Fund	(10,194,474)
Net decrease in partners’ capital resulting from operations	(3,015,708)
Partners’ capital at June 30, 2018	$182,282,978

See accompanying notes to financial statements.

PMF FUND, L.P.
(A Limited Partnership)

Statement of Cash Flows
Six Months Ended June 30, 2018
(Unaudited)

Cash flows from operating activities:
Net decrease in partners’ capital resulting from operations	$(3,015,708)
Adjustments to reconcile net decrease in partners’ capital resulting from operations to net cash provided by operating activities:
Net realized and unrealized gain from investments allocated from the Master Fund	2,240,460
Net investment loss allocated from the Master Fund	309,992
Withdrawals from the Master Fund	17,948,501
Change in operating assets and liabilities:
Receivable from the Master Fund	360,236
Servicing Fees payable	(20,433)
Accounts payable and accrued expenses	2,404
Net cash provided by operating activities	17,825,452
Cash flows from financing activities:
Withdrawals	(17,825,452)
Net cash used in financing activities	(17,825,452)
Net change in cash and cash equivalents	—
Cash and cash equivalents at beginning of period	—
Cash and cash equivalents at end of period	$—

See accompanying notes to financial statements.

PMF FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements
June 30, 2018
(Unaudited)

(1)	ORGANIZATION

PMF Fund, L.P. (the “PMF Fund”), a Delaware limited partnership registered under the Investment Company Act of 1940, as amended (the “1940 Act”), which commenced operations on March 31, 2014, is a non-diversified, closed-end management investment company. The PMF Fund was created to serve as a feeder fund for The Endowment PMF Master Fund, L.P. (the “Master Fund”). There are currently three feeder funds (the “Feeder Funds”). For convenience, reference to the PMF Fund may include the Master Fund, as the context requires.

The PMF Fund’s investment objective is to manage a portfolio of Investment Funds and cash to preserve value while prioritizing liquidity to investors over active management, until such time as the Master Fund’s portfolio has been liquidated. The Master Fund holds a portfolio of Investment Funds, reflecting an approximate pro rata division of the portfolio of the Legacy Master Fund, managed in a broad range of investment strategies and asset categories. The Adviser, as hereinafter defined, manages the Master Fund portfolio primarily in a passive manner whereby the Master Fund holds to self-liquidating private equity and other similar illiquid interests in Investment Funds and oversees the liquidation of other Investment Funds that provide for redemption while managing the Master Fund’s cash to ensure the Master Fund has the ability to satisfy outstanding capital commitments relating to such portfolio holdings. The Master Fund’s financial statements, Schedule of Investments and notes to financial statements, included elsewhere in this report, should be read in conjunction with this report. The percentage of the Master Fund’s partnership interests owned by the PMF Fund on June 30, 2018, was 27.83%.

The Endowment Fund GP, L.P., a Delaware limited partnership, serves as the general partner of the PMF Fund, the Master Fund and the Legacy Master Fund (the “General Partner”). To the fullest extent permitted by applicable law, the General Partner has irrevocably delegated to a board of directors (the “Board” and each member a “Director”) its rights and powers to monitor and oversee the business affairs of the PMF Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct, and operation of the PMF Fund’s business. A majority of the Directors are independent of the General Partner and its management. To the extent permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the PMF Fund, the Adviser, or any committee of the Board.

The Board is authorized to engage an investment adviser, and pursuant to an investment management agreement, (the “Investment Management Agreement”), it has selected Endowment Advisers, L.P. (the “Adviser”), to manage the PMF Fund’s portfolio and operations. The Adviser is a Delaware limited partnership that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the Investment Management Agreement, the Adviser is responsible for the establishment of an investment committee (the “Investment Committee”), which is responsible for developing, implementing, and supervising the PMF Fund’s investment program subject to the ultimate supervision of the Board. In addition to investment advisory services, the Adviser also functions as the servicing agent of the PMF Fund (the “Servicing Agent”) and as such provides or procures investor services and administrative assistance for the PMF Fund. The Adviser can delegate all or a portion of its duties as Servicing Agent to other parties, who would in turn act as sub-servicing agents.

Under the PMF Fund’s organizational documents, the PMF Fund’s officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the PMF Fund. In the normal course of business, the PMF Fund enters into contracts with service providers, which also provide for indemnifications by the PMF Fund. The PMF Fund’s maximum exposure under these arrangements is unknown, as this would involve any future potential claims that may be made against the PMF Fund. However, based on experience, the General Partner expects that risk of loss to be remote.

PMF FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2018
(Unaudited)

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

(a)	BASIS OF ACCOUNTING

The accounting and reporting policies of the PMF Fund conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The accompanying financial statements reflect the financial position of the PMF Fund and the results of its operations. The PMF Fund is an investment company and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

(b)	CASH EQUIVALENTS

The PMF Fund considers all unpledged temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents.

(c)	INVESTMENT SECURITIES TRANSACTIONS

The PMF Fund records monthly, its pro-rata share of income, expenses, changes in unrealized appreciation and depreciation, and realized gains and losses derived from the Master Fund.

The PMF Fund records investment transactions on a trade-date basis.

Investments that are held by the PMF Fund are marked to fair value at the date of the financial statements, and the corresponding change in unrealized appreciation/depreciation is included in the Statement of Operations.

(d)	INVESTMENT VALUATION

The valuation of the PMF Fund’s investments is determined as of the close of business at the end of each reporting period, generally monthly. The valuation of the PMF Fund’s investments is calculated by UMB Fund Services, Inc., the PMF Fund’s independent administrator (the “Administrator”).

The Board has formed a valuation committee (the “Board Valuation Committee”) that is responsible for overseeing the PMF Fund’s valuation policies, making recommendations to the Board on valuation-related matters, and overseeing implementation by the Adviser of such valuation policies.

The Board has authorized the Adviser to establish a valuation committee of the Adviser (the “Adviser Valuation Committee”). The Adviser Valuation Committee’s function, subject to the oversight of the Board Valuation Committee and the Board, is generally to review valuation methodologies, valuation determinations, and any information provided to the Adviser Valuation Committee by the Adviser or the Administrator.

The PMF Fund invests substantially all of its assets in the Master Fund. Investments in the Master Fund are recorded at fair value based on the PMF Fund’s proportional share of the Master Fund’s partners’ capital. Valuation of the investments held by the Master Fund is discussed in the Master Fund’s notes to financial statements, included elsewhere in this report.

(e)	INVESTMENT INCOME

For investments in securities, dividend income is recorded on the ex-dividend date, net of withholding taxes. Interest income is recorded as earned on the accrual basis and includes amortization of premiums or accretion of discounts.

PMF FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2018
(Unaudited)

(f)	FUND EXPENSES

Unless otherwise voluntarily or contractually assumed by the Adviser or another party, the PMF Fund bears all expenses incurred in its business including, but not limited to, the following: all costs and expenses related to investment transactions and positions for the PMF Fund’s account; legal fees; compliance fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the PMF Fund’s net asset value; fees for data and software providers; research expenses; costs of insurance; registration expenses; expenses of meetings of partners; directors fees; all costs with respect to communications to partners; transfer taxes; offshore withholding taxes; and other types of expenses as may be approved from time to time by the Board.

(g)	INCOME TAXES

The PMF Fund is organized and operates as a limited partnership and is not subject to income taxes as a separate entity. Such taxes are the responsibility of the individual partners. Accordingly, no provision for income taxes has been made in the PMF Fund’s financial statements. Investments in foreign securities may result in foreign taxes being withheld by the issuer of such securities.

For the current open tax years, and for all major jurisdictions, management of the PMF Fund has evaluated the tax positions taken or expected to be taken in the course of preparing the PMF Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained by the PMF Fund upon challenge by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold and that would result in a tax benefit or expense to the PMF Fund would be recorded as a tax benefit or expense in the current period. For the six months ended June 30, 2018, the PMF Fund did not recognize any amounts for unrecognized tax benefit/expense. A reconciliation of unrecognized tax benefit/expense is not provided herein, as the beginning and ending amounts of unrecognized tax benefit/expense are zero, with no interim additions, reductions or settlements. Tax positions taken in tax years which remain open under the statute of limitations (generally three years for federal income tax purposes and four years for state income tax purposes) are subject to examination by federal and state tax jurisdictions.

(h)	USE OF ESTIMATES

The financial statements have been prepared in conformity with U.S. GAAP, which requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from those estimates and such differences may be significant.

(3)	FAIR VALUE MEASUREMENTS

The PMF Fund records its investment in the Master Fund at fair value. Investments of the Master Fund are recorded at fair value as more fully discussed in the Master Fund’s notes to financial statements, included elsewhere in this report.

(4)	PARTNERS’ CAPITAL ACCOUNTS

(a)	ISSUANCE OF INTERESTS

Interests of the PMF Fund are generally available only to those investors who received Interests as in-kind repurchase proceeds for their tendered interests in one of the feeder funds to the Legacy Master Fund. Interests of the PMF Fund will generally not otherwise be offered or sold.

PMF FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2018
(Unaudited)

(b)	ALLOCATION OF PROFITS AND LOSSES

For each fiscal period, generally monthly, net profits or net losses of the PMF Fund, including allocations from the Master Fund, are allocated among and credited to or debited against the capital accounts of all partners as of the last day of each fiscal period in accordance with the partners’ respective capital account ownership percentage for the fiscal period. Net profits or net losses are measured as the net change in the value of the partners’ capital of the PMF Fund, including any change in unrealized appreciation or depreciation of investments and income, net of expenses, and realized gains or losses during a fiscal period.

(c)	REPURCHASE OF INTERESTS

A partner will not be eligible to have the PMF Fund repurchase all or any portion of an Interest at the partner’s discretion at any time. Interests are not redeemable nor are they exchangeable for Interests or shares of any other fund.

The Master Fund anticipates making quarterly distributions pro rata to all investors in an amount equal to the Master Fund’s excess cash (“Excess Cash”). Excess Cash is defined as the amount of cash on hand over and above the amount necessary or prudent for operational and regulatory purposes (“Required Cash”). The amount of Required Cash is determined by the Adviser with oversight by the Board. Excess Cash is generally distributed in the subsequent quarter or quarters where the aggregate of Excess Cash from such subsequent quarter(s) and prior quarters exceeds a threshold of $10 million. Intra-quarter distributions may also be made if Excess Cash exceeds a threshold of $25 million as of the forty fifth day after the end of any quarter. The Master Fund may make in-kind distributions of portfolio securities as deemed necessary.

(5)	INVESTMENTS IN PORTFOLIO SECURITIES

As of June 30, 2018, all of the investments made by the PMF Fund were in the Master Fund.

(6)	FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the PMF Fund may invest either directly or through the Master Fund may trade various derivative securities and other financial instruments, and enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The PMF Fund’s risk of loss in these Investment Funds is limited to the PMF Fund’s pro rata share of the value of its investment in or commitment to such Investment Funds as held directly or through the Master Fund.

(7)	ADMINISTRATION AGREEMENT

In consideration for administrative, accounting, and recordkeeping services, the Master Fund pays the Administrator a monthly administration fee based on the month-end partners’ capital of the Master Fund. The Administrator also provides the PMF Fund and the Master Fund with compliance, transfer agency, and other investor related services at an additional cost.

The fees for PMF Fund administration are paid out of the Master Fund’s assets, which decreases the net profits or increases the net losses of the partners in the PMF Fund.

PMF FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2018
(Unaudited)

(8)	RELATED PARTY TRANSACTIONS

(a)	INVESTMENT MANAGEMENT FEE

In consideration of the advisory and other services provided by the Adviser to the Master Fund and the PMF Fund, the Master Fund pays the Adviser an investment management fee (the “Investment Management Fee”) equal to 0.70% on an annualized basis of the Master Fund’s partners’ capital at the end of each month, payable monthly in arrears, for the six quarters following March 31, 2014, and 0.40% on an annualized basis for periods thereafter until the period ending March 31, 2024, when the Adviser will no longer receive the Investment Management Fee.

The PMF Fund’s partners bear an indirect portion of the Investment Management Fee paid by the Master Fund. The Investment Management Fee decreases the net profits or increases the net losses of the Master Fund and indirectly the PMF Fund as the fees reduce the capital accounts of the Master Fund’s partners.

(b)	SERVICING FEE

In consideration for providing or procuring investor services and administrative assistance to the PMF Fund, the Adviser receives a servicing fee (the “Servicing Fee”) equal to 0.50% (on an annualized basis) of each partner’s capital account balance, calculated at the end of each month, payable quarterly in arrears, for the six quarters following March 31, 2014, and 0.40% (on an annualized basis) for periods thereafter until the period ending March 31, 2024, when the Adviser will no longer receive a Servicing Fee.

The Adviser may engage one or more sub-servicing agents to provide some or all of the services. Compensation to any sub-servicing agent is paid by the Adviser. The Adviser or its affiliates also may pay a fee out of their own resources to sub-servicing agents.

For the six months ended June 30, 2018, $397,086 was incurred for Servicing Fees.

(9)	FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	For the Period March 31, 2014 Through December 31, 2014[1]
Net investment income (loss) to average partners' capital [2]	(0.80)%	0.07%	(0.05)%	0.20%	(0.52)%
Expenses to average partners' capital [2]	1.10%	1.10%	1.11%	1.37%	1.50%
Portfolio Turnover [3]	0.53%	2.45%	4.08%	8.38%	5.28%
Internal rate of return since inception [4]	(2.41)%	(2.37)%	(2.91)%	(5.42)%	(10.54)%
Total Return [5]	(1.57)%	4.53%	0.78%	3.02%	(2.26)%
Partners' capital, end of period (000's)	$182,283	$202,764	$240,980	$276,014	$335,622

An investor’s return (and operating ratios) may vary from those reflected based on the timing of capital transactions.

1	The PMF Fund commenced operations on March 31, 2014.
2

Ratios are calculated by dividing the indicated amount by average partners’ capital measured at the end of each month during the period. Ratios include allocations of net investment loss and expenses from the Master Fund. These ratios have been annualized for periods less than twelve months.

PMF FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2018
(Unaudited)

3	The PMF Fund is invested exclusively in the Master Fund, therefore this ratio reflects the portfolio turnover of the Master Fund, which is for the period indicated.
4

The internal rate of return since inception (“IRR”) of the limited partners is net of all fees and profit allocations to the adviser. The IRR was computed based on the actual dates of the cash inflows (capital contributions), cash outflows (cash distributions), and the ending partners’ capital as of June 30, 2018 (the residual value). The IRR reported is for the PMF Fund as a whole, which includes the early liquidity discount that was specifically allocated only to those investors that did not elect the PMF Fund option but instead elected to be fully redeemed for cash pursuant to the March 31, 2014 tender offer. The IRR for investors who remained invested in the PMF Fund is 3.28%. The IRR reported for the Master Fund is 3.35%.

5	The total return of the PMF Fund is calculated as geometrically linked monthly returns for each month in the period. Total return is not annualized for periods less than twelve months.

(10)	SUBSEQUENT EVENTS

Management of the PMF Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of June 30, 2018.

PMF FUND, L.P.
(A Limited Partnership)

Supplemental Information
June 30, 2018
(Unaudited)

Directors and Officers

The Master Fund’s operations are managed under the direction and oversight of the Board. Each Director serves for an indefinite term or until he or she reaches mandatory retirement, if any, as established by the Board. The Board appoints the officers of the Master Fund who are responsible for the Master Fund’s day-to-day business decisions based on policies set by the Board. The officers serve at the pleasure of the Board.

Compensation for Directors

The Endowment PMF Master Fund, L.P., PMF Fund, L.P., and PMF TEI Fund, L.P., together pay each of the Directors who is not an “interested person” of the Adviser, as defined in the 1940 Act (the “Independent Directors”) an annual retainer of $10,500 paid quarterly, an annual Board meeting fee of $4,000, a fee of $850 per informal Board meeting, a fee of $425 per telephonic Board meeting, annual fees of $708, $708 and $1,063 for membership on the Audit, Compliance and Valuation Committees, respectively paid quarterly, annual fees of $2,550, $2,550 and $3,400 for the Audit, Compliance and Valuation Committee chair positions, respectively paid quarterly, and an annual fee of $4,250 to the lead Independent Director, paid quarterly. There are currently four Independent Directors. In the interest of retaining Independent Directors of the highest quality, the Board intends to periodically review such compensation and may modify it as the Board deems appropriate.

Allocation of Investments

The following chart indicates the allocation of investments among the asset classes in the Master Fund as of June 30, 2018.

Asset Class[1]	Fair Value	%
Energy	$124,176,017	19.38
Event-Driven	35,655,821	5.56
Private Equity	402,687,468	62.85
Real Estate	74,260,864	11.59
Relative Value	3,977,629	0.62
Total Investments	$640,757,799	100.00

1	The complete list of investments included in the following asset class categories is included in the Schedule of Investments of the Master Fund.

Form N-Q Filings

The Master Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Master Fund’s Form N-Q is available on the Securities and Exchange Commission website at http://www.sec.gov. The Master Fund’s Form N-Q may be reviewed and copied at the Securities and Exchange Commission Public Reference Room in Washington, DC and information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PMF FUND, L.P.
(A Limited Partnership)

Supplemental Information, continued
December 31, 2017
(Unaudited)

Proxy Voting Policies

A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Information regarding how the Master Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Additional Information

The Master Fund’s private placement memorandum (the “PPM”) includes additional information about Directors of the Master Fund. The PPM is available, without charge, upon request by calling 1-800-725-9456.

PMF FUND, L.P.
(A Limited Partnership)

Privacy Policy (Unaudited)

The PMF Fund recognizes the importance of securing personal financial information. It is our policy to safeguard any personal and financial information that may be entrusted to us. The following is a description of the PMF Fund’s policy regarding disclosure of nonpublic personal information.

We collect nonpublic personal information as follows:

We collect information about our investors, including, but not limited to, the investor’s name, address, telephone number, e-mail address, social security number and date of birth. We collect that information from subscription agreements, other forms of correspondence that we receive from investors, from personal conversations and from affiliated entities as permitted by law.

We receive information about investor transactions with us, including, but not limited to, account number, account balance, investment amounts, withdrawal amounts and other financial information.

We are permitted by law to disclose nonpublic information we collect, as described above, to the PMF Fund’s service providers, including the PMF Fund’s investment adviser, sub-advisers, servicing agent, independent administrator, custodian, legal counsel, accountant and auditor. We do not disclose any nonpublic information about our current or former investors to nonaffiliated third parties, except as required or permitted by law. We restrict access to investor nonpublic personal information to those persons who require such information to provide products or services to investors. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard investors’ nonpublic personal information.

If an investor’s investment relationship with the PMF Fund involves a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of such investor’s financial intermediary would govern how any nonpublic personal information would be shared by them with nonaffiliated third parties.

the

Endowment Fund

The Endowment PMF Master Fund, L.P.

Shareholder Report

June 30, 2018

TABLE OF CONTENTS

The Endowment PMF Master Fund, L.P.
Statement of Assets, Liabilities and Partners’ Capital	1
Schedule of Investments	2
Statement of Operations	9
Statements of Changes in Partners’ Capital	10
Statement of Cash Flows	11
Notes to Financial Statements	12
Supplemental Information	24
Privacy Policy	26

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Statement of Assets, Liabilities and Partners’ Capital
June 30, 2018
(Unaudited)

Assets
Investments in Investment Funds, at fair value (Cost $386,286,165)	$389,709,572
Investments in affiliated Investment Funds for which ownership exceeds 5% of the Investment Fund's capital, at fair value(Cost $224,715,211)	238,529,911
Investments in affiliated Investment Funds for which ownership exceeds 25% of the Investment Fund's capital, at fair value(Cost $97,796,640)	12,518,316
Investments in securities, at fair value (Cost $143,120)	46,007
Total investments	640,803,806
Cash and cash equivalents	53,462,726
Receivable from affiliate	33,948
Receivable from investments sold	74,695
Prepaids and other assets	23,934
Total assets	694,399,109
Liabilities and Partners’ Capital
Withdrawals payable	35,700,000
Investment Management Fees payable	697,489
Offshore withholding tax payable	991,384
Administration fees payable	142,846
Accounts payable and accrued expenses	515,902
Total liabilities	38,047,621
Commitments and contingencies (see note 3)
Partners’ capital	656,351,488
Total liabilities and partners’ capital	$694,399,109

See accompanying notes to financial statements.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments
June 30, 2018
(Unaudited)

	Initial Investment Date (1)	Shares	Cost	Fair Value	% of Partners’ Capital
Investments in Investment Funds
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies
Cayman Islands
Energy (2.67% of Partners’ Capital)
Sentient Global Resources Fund III, L.P.	July, 2008		$17,802,986	$10,485,106
Sentient Global Resources Fund IV, L.P. (2)	June, 2011		11,191,098	7,057,698
Private Equity (26.25% of Partners’ Capital)
ABRY Advanced Securities Fund, L.P.	August, 2008		—	306,687
CX Partners Fund Ltd. (2)(3)	April, 2009		19,009,030	17,988,035
Gavea Investment Fund II A, L.P.	May, 2007		—	42,452
Gavea Investment Fund III A, L.P.	September, 2008		—	1,857,322
Hillcrest Fund, L.P. (3)	July, 2008		6,231,903	1,865,942
India Asset Recovery Fund L.P.	October, 2006		558,321	1,439
J.C. Flowers III L.P. (2)	October, 2009		12,458,938	9,966,281
LC Fund IV, L.P. (2)(3)	May, 2008		14,447,977	15,061,912
New Horizon Capital III, L.P. (2)	March, 2009		9,665,000	11,140,289
Northstar Equity Partners III (2)	June, 2011		7,585,277	8,762,653
Orchid Asia IV, L.P.	November, 2007		5,663,006	5,890,829
Reservoir Capital Partners (Cayman), L.P.	June, 2009		1,836,657	4,834,876
Tiger Global Private Investment Partners IV, L.P. (2)	March, 2007		4,368,963	5,859,936
Tiger Global Private Investment Partners V, L.P. (2)	January, 2008		8,790,365	12,295,869
Tiger Global Private Investment Partners VI, L.P. (2)	November, 2010		6,775,336	8,362,027
Trustbridge Partners II, L.P. (2)	December, 2007		7,179,883	12,507,332
Trustbridge Partners III, L.P. (3)	April, 2009		17,650,689	29,300,606
Trustbridge Partners IV, L.P.	September, 2011		11,816,498	26,220,530
Real Estate (1.23% of Partners’ Capital)
Forum European Realty Income III, L.P. (2)	February, 2008		7,409,104	3,415,109
Phoenix Asia Real Estate Investments II, L.P.	September, 2007		4,712,635	4,645,862
Total Cayman Islands			175,153,666	197,868,792

See accompanying notes to financial statements.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments, continued
June 30, 2018
(Unaudited)

	Initial Investment Date (1)	Shares	Cost	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
Guernsey
Private Equity (0.40% of Partners’ Capital)
Mid Europa Fund III LP	November, 2007		$4,323,211	$2,637,246
Total Guernsey			4,323,211	2,637,246
United Kingdom
Private Equity (0.19% of Partners’ Capital)
Darwin Private Equity I L.P. (2)	September, 2007		6,794,267	1,258,318
Real Estate (0.29% of Partners’ Capital)
Benson Elliot Real Estate Partners II, L.P.	August, 2006		2,574,158	615,845
Patron Capital, L.P. II	February, 2005		817,213	172,966
Patron Capital, L.P. III	July, 2007		3,916,983	1,142,235
Total United Kingdom			14,102,621	3,189,364
United States
Energy (16.25% of Partners’ Capital)
ArcLight Energy Partners Fund IV, L.P. (2)	October, 2007		1,929,755	928,147
ArcLight Energy Partners Fund V, L.P. (2)	December, 2011		5,637,641	5,583,291
CamCap Resources, L.P.	May, 2008		294,353	13,059
EnCap Energy Capital Fund VII-B LP (2)	October, 2007		7,918,311	1,293,195
EnCap Energy Infrastructure TE Feeder, L.P. (2)(3)	October, 2009		6,762,814	1,553,250
Energy & Minerals Group Fund II, L.P. (2)	November, 2011		10,269,055	13,889,542
Intervale Capital Fund, L.P.	May, 2008		5,850,162	6,232,451
Merit Energy Partners G, L.P.	September, 2009		17,251,785	12,832,386
Midstream & Resources Follow-On Fund, L.P. (2)(3)	March, 2010		3,721,831	4,139,650
NGP Energy Technology Partners II, L.P.	July, 2009		5,604,929	3,550,699
NGP IX Offshore Fund, L.P. (2)	March, 2008		4,808,420	853,867
NGP Midstream & Resources, L.P. (2)	October, 2007		8,517,298	7,277,964

See accompanying notes to financial statements.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments, continued
June 30, 2018
(Unaudited)

	Initial Investment Date (1)	Shares	Cost	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Energy (16.25% of Partners’ Capital) (continued)
Quantum Parallel Partners V, LP (3)	October, 2008		$32,216,931	$47,719,007
Tenaska Power Fund II-A, L.P. (3)	October, 2008		7,547,610	766,705
Event-Driven (5.43% of Partners’ Capital)
BDCM Partners I, L.P. (3)	January, 2011		14,217,489	14,857,664
Credit Distressed Blue Line Fund, L.P. (4)	April, 2010		20,968,888	3,936,587
Fortelus Special Situations Fund LP (3)	March, 2010		1,520,564	4,683,881
Harbinger Capital Partners Fund I, L.P. (4)	November, 2006		39,076,697	8,299,599
Harbinger Capital Partners Fund II, L.P.	July, 2010		5,026,484	611,987
Harbinger Capital Partners Special Situations Fund, L.P.	August, 2006		5,080,165	709,961
Harbinger Class L Holdings (U.S.), LLC	July, 2010		36,255	195,610
Harbinger Class LS Holdings (U.S.) Trust (3)	May, 2013	3,225	2,190,547	—
Harbinger Class PE Holdings (U.S.) Trust	July, 2010	4	1,320,690	2,237,748
Prospect Harbor Credit Partners LP	February, 2010		46,305	122,784
Private Equity (34.51% of Partners’ Capital)
Advent Latin American Private Equity Fund IV-F L.P.	August, 2007		1,792,223	1,478,497
Advent Latin American Private Equity Fund V-F L.P.	May, 2010		9,094,445	10,678,400
BDCM Opportunity Fund II, L.P. (2)	March, 2006		5,227,270	7,525,619
Catterton Growth Partners, L.P.	March, 2008		11,510,664	9,229,756
Chrysalis Ventures III, L.P.	December, 2006		1,897,792	1,463,297
Crosslink Crossover Fund V, L.P.	May, 2007		2,126,156	2,030,367

See accompanying notes to financial statements.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments, continued
June 30, 2018
(Unaudited)

	Initial Investment Date (1)	Shares	Cost	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Private Equity (34.51% of Partners’ Capital) (continued)
Crosslink Crossover Fund VI, L.P.	March, 2007		$—	$9,781,375
Dace Ventures I, LP (3)	June, 2007		1,893,163	872,770
Fairhaven Capital Partners, L.P.	March, 2008		9,954,527	11,042,281
Founders Fund III, LP	May, 2010		5,789,161	22,146,280
Founders Fund IV, LP	January, 2012		3,983,106	26,133,634
Garrison Opportunity Fund LLC (3)	February, 2010		—	1,040,954
Garrison Opportunity Fund II A LLC	March, 2011		—	3,964,016
HealthCor Partners Fund, L.P. (3)	August, 2007		6,223,893	7,640,446
Highland Credit Strategies Liquidation Vehicle Onshore (3)	May, 2011		—	31,012
Ithan Creek Partners, L.P.	October, 2008		206,285	885,992
L-R Global Partners, L.P.	May, 2007		742,963	342,018
MatlinPatterson Global Opportunities Partners III L.P. (2)	July, 2007		10,165,319	5,186,125
Middle East North Africa Opportunities Fund, L.P. (4)	July, 2008	3,969	3,969,272	282,130
Monomoy Capital Partners, L.P.	November, 2006		4,452,021	496,204
Monomoy Capital Partners II, L.P.	May, 2011		9,680,627	9,012,041
Pine Brook Capital Partners, L.P. (2)	January, 2008		11,203,343	4,384,419
Pinto America Growth Fund, L.P.	July, 2006		262,381	923,467
Private Equity Investment Fund IV, L.P. (3)	July, 2005		4,131,950	2,464,096
Private Equity Investment Fund V, L.P. (3)	April, 2009		32,635,067	16,292,426
Saints Capital VI, L.P. (2)(3)	April, 2008		9,799,450	4,112,841
Sanderling Venture Partners VI Co-Investment Fund, L.P.	June, 2005		1,281,754	1,018,994
Sanderling Venture Partners VI, L.P.	June, 2005		651,745	856,171

See accompanying notes to financial statements.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments, continued
June 30, 2018
(Unaudited)

	Initial Investment Date (1)	Shares	Cost	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Private Equity (34.51% of Partners’ Capital) (continued)
Sterling Capital Partners II, L.P.	August, 2005		$1,139,753	$221,245
Sterling Group Partners II, L.P.	July, 2005		1,087,913	3,009
Sterling Group Partners III, L.P.	April, 2010		7,247,898	5,310,858
Strategic Value Global Opportunities Fund I-A, L.P.	December, 2006		157,773	1,171,383
TAEF Fund, LLC	August, 2008		2,593,435	2,484,608
Tenaya Capital V, LP	November, 2007		3,493,199	4,310,996
Tenaya Capital VI, LP	July, 2012		7,421,010	7,859,916
The Column Group, LP	September, 2007		3,669,484	10,140,071
The Raptor Private Holdings L.P.	January, 2009	1,025	698,804	389,550
Trivest Fund IV, L.P. (3)	November, 2007		3,279,532	8,607,272
Tuckerbrook SB Global Distressed Fund I, L.P. (3)	July, 2007		1,017,061	2,043,102
Valiant Capital Partners LP	July, 2009		3,082,457	3,761,913
VCFA Private Equity Partners IV, L.P. (2)	March, 2005		1,901,798	222,483
VCFA Venture Partners V, L.P. (2)	January, 2007		5,139,196	942,820
Voyager Capital Fund III, L.P.	May, 2007		1,762,512	2,348,996
WestView Capital Partners II, L.P. (3)	August, 2009		9,981,606	15,393,037
Real Estate (9.79% of Partners’ Capital)
Cypress Realty VI Limited Partnership	June, 2007		4,218,453	3,088,645
Florida Real Estate Value Fund, L.P. (2)(3)	October, 2010		—	2,651,394
GTIS Brazil Real Estate Fund (Brazilian Real) LP (3)	July, 2008		14,626,887	15,890,618
Lone Star Real Estate Fund II (U.S.), L.P.	June, 2011		181,274	487,028
Monsoon Infrastructure & Realty Co-Invest, L.P. (3)	February, 2008		9,542,106	16,534,362
Northwood Real Estate Co-Investors LP (2)	April, 2008		2,800,288	3,649,361
Northwood Real Estate Partners LP (2)	April, 2008		7,872,991	10,184,462
Parmenter Realty Fund IV, L.P. (2)	May, 2011		3,301,064	2,154,406

See accompanying notes to financial statements.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments, continued
June 30, 2018
(Unaudited)

	Initial Investment Date (1)	Shares	Cost	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Real Estate (9.79% of Partners’ Capital) (continued)
Pearlmark Mezzanine Realty Partners III, L.L.C. (2)	December, 2008		$4,825,222	$1,856,786
SBC Latin America Housing US Fund, LP (3)	June, 2011		6,067,111	7,018,929
Square Mile Partners III LP	April, 2008		4,264,393	748,310
Relative Value (0.29% of Partners’ Capital)
Eton Park Fund, L.P.	June, 2009		1,838,009	227,230
King Street Capital, L.P. (2)	November, 2009		236,960	421,098
Magnetar Capital Fund LP	February, 2009		—	407,526
Magnetar SPV LLC	May, 2008		179,228	16,294
OZ Asia Domestic Partners, LP (2)	December, 2007		1,645,428	629,234
PIPE Equity Partners, LLC (4)(5)	August, 2008		18,158,738	—
PIPE Select Fund, LLC (4)(5)	September, 2008		15,623,045	—
Stark Investments Ltd Partnership (2)	May, 2008		153,879	2,210
Stark Select Asset Fund, LLC	July, 2010		80,542	180,959
Total United States			505,778,605	434,964,773
Total Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies			699,358,103	638,660,175	97.30%
Passive Foreign Investment Companies
Cayman Companies Limited by Shares, Exempted Companies and Limited Liability Companies
Relative Value (0.32% of Partners’ Capital)
CRC Credit Fund Ltd.	July, 2008	45,962	1,233,902	2,093,078
Total Cayman Companies Limited by Shares, Exempted Companies and Limited Liability Companies			1,233,902	2,093,078
Total Passive Foreign Investment Companies			1,233,902	2,093,078	0.32%

See accompanying notes to financial statements.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments, continued
June 30, 2018
(Unaudited)

	Initial Investment Date (1)	Shares	Cost	Fair Value	% of Partners’ Capital
Private Corporations
United States
Real Estate (0.00% of Partners’ Capital)
Legacy Partners Realty Fund II, Inc.	August, 2006		$8,206,011	$4,546
Total Private Corporations			8,206,011	4,546	0.00%
Total Investments in Investment Funds			708,798,016	640,757,799	97.62%
Investments in Securities
Common Stocks
United States
Professional Services (0.01% of Partners’ Capital)
REVA Medical, Inc.	January, 2018	276,817	143,120	46,007
Total Investments in Securities			143,120	46,007	0.01%
Total Investments			$708,941,136	$640,803,806	97.63%

The Master Fund’s total outstanding capital commitments to Investment Funds as of June 30, 2018 were $67,257,945. For certain Investment Funds for which the Master Fund has a capital commitment, the Master Fund may be allocated its pro-rata share of expenses prior to having to fund a capital call for such expenses.

All Investment Funds and securities are non-income producing unless noted otherwise.

(1)	Investment was received in an in-kind transfer of a portfolio of Investment Funds on March 31, 2014.
(2)	Income producing investment
(3)	Affiliated investments for which ownership exceeds 5% of the Investment Fund’s Capital (See Note 5b)
(4)	Affiliated investments for which ownership exceeds 25% of the Investment Fund’s Capital (See Note 5b)
(5)	Security was valued in good faith pursuant to procedures approved by the Board of Directors as of June 30, 2018. The total of all such securities represents 0.0% of partners’ capital

See accompanying notes to financial statements.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Statement of Operations
Six Months Ended June 30, 2018
(Unaudited)

Investment income:
Dividend income (net of foreign tax withholding of $977,194)	$574,929
Interest income	377,722
Dividend and interest income from affiliated Investments Funds	87,493
Total investment income	1,040,144
Expenses:
Investment Management Fees	1,429,770
Administration fees	228,021
Professional fees	235,212
Consulting fees	67,004
Custodian fees	60,000
Directors fees	38,563
Offshore withholding tax expense	701,458
Other expenses	95,689
Total expenses	2,855,717
Net investment loss	(1,815,573)
Net realized and unrealized gain (loss):
Net realized gain (loss) from investments and foreign currency translations	21,379,339
Net realized gain (loss) from affiliated Investment Funds	7,213,171
Net realized gain (loss)	28,592,510
Change in unrealized appreciation/depreciation from investments and foreign currency translations	(14,789,393)
Change in unrealized appreciation/depreciation from affiliated Investment Funds	(21,857,523)
Change in unrealized appreciation/depreciation	(36,646,916)
Net realized and unrealized gain (loss)	(8,054,406)
Net decrease in partners’ capital resulting from operations	$(9,869,979)

See accompanying notes to financial statements.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Statements of Changes in Partners’ Capital
Year Ended December 31, 2017 and
Six Months Ended June 30, 2018 (Unaudited)

Partners’ capital at December 31, 2016	$868,247,131
Withdrawals	(176,334,255)
Net increase in partners’ capital resulting from operations:
Net investment income	2,418,116
Net realized gain from investments and foreign currency translations	19,651,851
Net realized gain from affiliated Investment Funds	26,670,421
Change in unrealized appreciation/depreciation from investments and foreign currency translations	8,966,317
Change in unrealized appreciation/depreciation from affiliated Investment Funds	(19,501,564)
Net increase in partners’ capital resulting from operations	38,205,141
Partners’ capital at December 31, 2017	$730,118,017
Withdrawals	(63,896,550)
Net decrease in partners’ capital resulting from operations:
Net investment loss	(1,815,573)
Net realized gain from investments and foreign currency translations	21,379,339
Net realized gain from affiliated Investment Funds	7,213,171
Change in unrealized appreciation/depreciation from investments and foreign currency translations	(14,789,393)
Change in unrealized appreciation/depreciation from affiliated Investment Funds	(21,857,523)
Net decrease in partners’ capital resulting from operations	(9,869,979)
Partners’ capital at June 30, 2018	$656,351,488

See accompanying notes to financial statements.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Statement of Cash Flows
Six Months Ended June 30, 2018
(Unaudited)

Cash flows from operating activities:
Net decrease in partners’ capital resulting from operations	$(9,869,979)
Adjustments to reconcile net decrease in partners’ capital resulting from operations to net cash provided by operating activities:
Purchases of investments	(3,610,874)
Proceeds from disposition of investments	66,678,883
Net realized gain from investments and foreign currency translations	(21,379,339)
Net realized gain from affiliated Investment Funds	(7,213,171)
Change in unrealized appreciation/depreciation from investments and foreign currency translations	14,789,393
Change in unrealized appreciation/depreciation from affiliated Investment Funds	21,857,523
Change in operating assets and liabilities:
Receivable from affiliate	62,898
Receivable from investments sold	6,735
Prepaids and other assets	(4,075)
Investment Management Fees payable	(73,869)
Offshore withholding tax payable	525,543
Administration fees payable	17,818
Accounts payable and accrued expenses	80,909
Net cash provided by operating activities	61,868,395
Cash flows from financing activities:
Withdrawals	(65,196,550)
Net cash used in financing activities	(65,196,550)
Effect of exchange rate changes in cash	651
Net change in cash and cash equivalents	(3,327,504)
Cash and cash equivalents at beginning of period	56,790,230
Cash and cash equivalents at end of period	$53,462,726
Supplemental schedule of cash activity:
Cash paid for offshore withholding taxes	175,915

See accompanying notes to financial statements.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements
June 30, 2018
(Unaudited)

(1)	ORGANIZATION

The Endowment PMF Master Fund, L.P. (the “Master Fund”), a Delaware limited partnership, commenced operations on March 31, 2014. The Master Fund is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Master Fund is the master fund in a master-feeder structure in which there are currently three feeder funds.

On March 31, 2014 the Master Fund received in an in-kind transfer a portfolio of investment funds including, but not limited to, limited partnerships, limited liability companies, offshore corporations and other foreign investment vehicles (collectively, the “Investment Funds”) from Salient Private Access Master Fund, L.P. (formerly The Endowment Master Fund, L.P., the “Legacy Master Fund”), in exchange for limited partnership interests (the “Interests”) of the Master Fund.

The Master Fund’s investment objective is to manage a portfolio of Investment Funds and cash to preserve value while prioritizing liquidity to investors over active management, until such time as the Master Fund’s portfolio has been liquidated. The Master Fund holds a portfolio of Investment Funds, reflecting an approximate pro rata division of the portfolio of the Legacy Master Fund, managed in a broad range of investment strategies and asset categories. The Adviser, as hereinafter defined, manages the Master Fund portfolio primarily in a passive manner whereby the Master Fund holds to self-liquidating private equity and other similar illiquid interests in Investment Funds and oversees the liquidation of other Investment Funds that provide for redemption while managing the Master Fund’s cash to ensure the Master Fund has the ability to satisfy outstanding capital commitments relating to such portfolio holdings.

The Endowment Fund GP, L.P., a Delaware limited partnership, serves as the general partner of the Master Fund and the Legacy Master Fund (the “General Partner”). To the fullest extent permitted by applicable law, the General Partner has irrevocably delegated to a board of directors (the “Board” and each member a “Director”) its rights and powers to monitor and oversee the business affairs of the Master Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct, and operation of the Master Fund’s business. A majority of the Directors are independent of the General Partner and its management. To the extent permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Master Fund, the Adviser, or any committee of the Board.

The Board is authorized to engage an investment adviser, and pursuant to an investment management agreement, (the “Investment Management Agreement”), it has selected Endowment Advisers, L.P. (the “Adviser”), to manage the Master Fund’s portfolio and operations. The Adviser is a Delaware limited partnership that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the Investment Management Agreement, the Adviser is responsible for the establishment of an investment committee (the “Investment Committee”), which is responsible for developing, implementing, and supervising the Master Fund’s investment program subject to the ultimate supervision of the Board.

Under the Master Fund’s organizational documents, the Master Fund’s Directors and officers are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund. In the normal course of business, the Master Fund enters into contracts with service providers, which also provide for indemnifications by the Master Fund. The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve any future potential claims that may be made against the Master Fund. However, based on experience, the General Partner expects that risk of loss to be remote.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2018
(Unaudited)

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

(a)	BASIS OF ACCOUNTING

The accounting and reporting policies of the Master Fund conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The accompanying financial statements reflect the financial position of the Master Fund and the results of its operations. The Master Fund is an investment company and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

(b)	CASH EQUIVALENTS

The Master Fund considers all unpledged temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents.

(c)	INVESTMENT SECURITIES TRANSACTIONS

The Master Fund records investment transactions on a trade-date basis.

Investments that are held by the Master Fund, including those that have been sold short, are marked to fair value at the date of the financial statements, and the corresponding change in unrealized appreciation/depreciation is included in the Statement of Operations.

Dividend income is recorded on the ex-dividend date. Other investment fund distributions are recorded based on the detail provided with the distribution notice, as applicable. Realized gains or losses on the disposition of investments are accounted for based on the first in first out method.

(d)	INVESTMENT VALUATION

The valuation of the Master Fund’s investments is determined as of the close of business at the end of each reporting period, generally monthly. The valuation of the Master Fund’s investments is calculated by UMB Fund Services, Inc., the Master Fund’s independent administrator (the “Administrator”).

The Board has formed a valuation committee (the “Board Valuation Committee”) that is responsible for overseeing the Master Fund’s valuation policies, making recommendations to the Board on valuation-related matters, and overseeing implementation by the Adviser of such valuation policies.

The Board has authorized the Adviser to establish a valuation committee of the Adviser (the “Adviser Valuation Committee”). The Adviser Valuation Committee’s function, subject to the oversight of the Board Valuation Committee and the Board, is generally to review valuation methodologies, valuation determinations, and any information provided to the Adviser Valuation Committee by the Adviser or the Administrator.

The Master Fund is not able to obtain complete underlying investment holding details on each of the Investment Funds in order to determine if the Master Fund’s proportional, aggregated, indirect share of any investments held by the Investment Funds exceeds 5% of partners’ capital of the Master Fund as of June 30, 2018.

Investments held by the Master Fund are valued as follows:

●

INVESTMENT FUNDS—Investments in Investment Funds that do not have a readily determinable fair value are carried at fair value, using the net asset value (the “NAV”) as a practical expedient, as provided to the Administrator by the investment managers of such Investment Funds or the administrators of such Investment

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2018
(Unaudited)

Funds. These Investment Funds value their underlying investments in accordance with policies established by such Investment Funds. Prior to investing in any Investment Fund, the Adviser Valuation Committee, as part of the due diligence process, conducts a review of the valuation methodologies employed by the Investment Fund to determine whether such methods are appropriate for the asset types. All of the Master Fund’s valuations utilize financial information supplied by each Investment Fund and are net of management and estimated performance incentive fees or allocations payable to the Investment Funds’ managers pursuant to the Investment Funds’ agreements. Generally, Investment Funds in which the Master Fund invests will use market value when available, and otherwise will use principles of fair value applied in good faith. The Adviser Valuation Committee will consider whether it is appropriate, in light of the relevant circumstances, to value shares at NAV as reported by an Investment Fund for valuation purposes, or whether to adjust such reported value to reflect an adjusted fair value. Because of the inherent uncertainty of valuation, fair value may differ significantly from the value that would have been used had readily available markets for the investments in Investment Funds existed. The Master Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda of such Investment Funds.

●

OTHER—Investments in open-end registered investment companies (“RICs”) that do not trade on an exchange and in other investment companies that have a readily determinable fair value are valued at the end of day NAV per share. Where no value is readily available from a RIC or other security, or where a value supplied by a RIC is deemed not to be indicative of the RIC’s value, the Adviser Valuation Committee and/or the Board Valuation Committee, in consultation with the Administrator or the Adviser, will determine, in good faith, the fair value of the RIC or other security.

●

SECURITIES NOT ACTIVELY TRADED—The value of securities, derivatives or synthetic securities that are not actively traded on an exchange shall be determined by obtaining quotes from brokers that normally deal in such securities or by an unaffiliated pricing service that may use actual trade data or procedures using market indices, matrices, yield curves, specific trading characteristics of certain groups of securities, pricing models or a combination of these procedures pursuant to the valuation procedures approved by the Board.

(e)	FOREIGN CURRENCY

The accounting records of the Master Fund are maintained in U.S. dollars. Foreign currency amounts and investments denominated in a foreign currency, if any, are translated into U.S. dollar amounts at current exchange rates on the valuation date. Purchases and sales of investments denominated in foreign currencies are translated into U.S. dollar amounts at the exchange rate on the respective dates of such transactions. The Master Fund does not segregate the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency translations reported in the accompanying Statement of Operations and Statement of Changes in Partners’ Capital.

(f)	CFTC REGULATION

On August 13, 2013, the Commodity Futures Trading Commission (“CFTC”) adopted rules to harmonize conflicting Securities and Exchange Commission (the “SEC”) and CFTC disclosure, reporting and recordkeeping requirements for RICs that do not meet an exemption from the definition of commodity pool. The harmonization rules provide that the CFTC will accept the SEC’s disclosure, reporting, and recordkeeping regime as substituted compliance for substantially all of the otherwise applicable CFTC regulations as long as such investment companies meet the applicable SEC requirements.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2018
(Unaudited)

Previously, in November 2012, the CFTC issued relief for fund of fund operators, including advisers to RIC’s, that may otherwise be required to register with the CFTC as commodity pool operators but do not have access to information from the investment funds in which they are invested in order to determine whether such registration is required. This relief delayed the registration date for such operators until the later of June 30, 2013 or six months from the date the CFTC issues revised guidance on the application of certain thresholds with respect to investments in commodities held by funds of funds. In December 2012, the Master Fund filed as required with the CFTC in order to claim this no-action relief, which was effective upon receipt of the filing. Although the CFTC now has adopted harmonization rules applicable to investment companies that are deemed to be commodity pools, the CFTC has not yet issued guidance on how funds of funds are to determine whether they are deemed to be commodity pools. As of June 30, 2018, the Master Fund is not considered a commodity pool and continues to rely on the fund of fund no-action relief.

(g)	INVESTMENT INCOME

For investments in securities, dividend income is recorded on the ex-dividend date, net of withholding taxes. Interest income is recorded as earned on the accrual basis and includes amortization of premiums or accretion of discounts.

(h)	FUND EXPENSES

Unless otherwise voluntarily or contractually assumed by the Adviser or another party, the Master Fund bears all expenses incurred in its business including, but not limited to, the following: all costs and expenses related to investment transactions and positions for the Master Fund’s account; legal fees; compliance fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the Master Fund’s net asset value; fees for data and software providers; research expenses; costs of insurance; registration expenses; expenses of meetings of partners; directors fees; all costs with respect to communications to partners; transfer taxes; offshore withholding taxes; and other types of expenses as may be approved from time to time by the Board.

(i)	INCOME TAXES

The Master Fund is organized and operates as a limited partnership and is not subject to income taxes as a separate entity. Such taxes are the responsibility of the individual partners. Accordingly, no provision for income taxes has been made in the Master Fund’s financial statements. Investments in foreign securities may result in foreign taxes being withheld by the issuer of such securities. For U.S. offshore withholding tax, the Master Fund may serve as withholding agent for its offshore feeder funds.

For the current open tax years, and for all major jurisdictions, management of the Master Fund has evaluated the tax positions taken or expected to be taken in the course of preparing the Master Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained by the Master Fund upon challenge by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold and that would result in a tax benefit or expense to the Master Fund would be recorded as a tax benefit or expense in the current period.

For the current open tax years, the Master Fund did not recognize any amounts for unrecognized tax benefit/expense. A reconciliation of unrecognized tax benefit/expense is not provided herein, as the beginning and ending amounts of unrecognized tax benefit/expense are zero, with no interim additions, reductions or settlements. Tax positions taken in tax years which remain open under the statute of limitations (generally three years for federal income tax purposes and four years for state income tax purposes) are subject to examination by federal and state tax jurisdictions.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2018
(Unaudited)

(j)	USE OF ESTIMATES

The financial statements have been prepared in conformity with U.S. GAAP, which requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from those estimates and such differences may be significant.

(3)	FAIR VALUE MEASUREMENTS

The Master Fund defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions.

The inputs used to determine the fair value of the Master Fund’s investments are summarized in the three broad levels listed in the fair value hierarchy below:

●

Level 1—unadjusted quoted prices in active markets for identical investments and registered investment companies where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2—investments with other significant observable inputs

●	Level 3—investments with significant unobservable inputs (which may include the Master Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. The Master Fund discloses transfers between levels based on valuations at the end of the reporting period. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The Master Fund establishes valuation processes and procedures to ensure that the valuation techniques for investments categorized within Level 3 of the fair value hierarchy are fair, consistent, and appropriate. The Adviser is responsible for developing the Master Fund’s written valuation processes and procedures, conducting periodic reviews of the valuation policies, and evaluating the overall fairness and consistent application of the valuation policies. The Board Valuation Committee has authorized the Adviser to oversee the implementation of the Board approved valuation procedures by the Administrator. The Adviser Valuation Committee is comprised of various Master Fund personnel, which include members from the Master Fund’s portfolio management and operations groups. The Adviser Valuation Committee meets monthly or as needed, to determine the valuations of the Master Fund’s Level 3 investments. The valuations are supported by methodologies employed by the Investment Funds’ market data, industry accepted third party valuation models, or other methods the Adviser Valuation Committee deems to be appropriate, including the use of internal proprietary valuation models. As of June 30, 2018, all investments in the Master Fund are valued at NAV as practical expedient and the Master Fund does not hold any investments that have to be included in the fair value hierarchy.

The Master Fund is permitted to invest in alternative investments that may not have a readily determinable fair value. For an investment that does not have a readily determinable fair value, the Master Fund uses the NAV reported by the Investment Fund as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the reported NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV is adjusted to reflect any significant events that would materially affect the value of the investment and the NAV of the Master Fund as of the valuation date.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2018
(Unaudited)

Certain Investment Funds in which the Master Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, early redemption fees. Other than Investment Funds that are self-liquidating, such as Private Equity and some Energy, Natural Resources and Real Estate Funds, the Investment Funds in which the Master Fund invests have withdrawal rights ranging from monthly to annually, after a notice period, usually for a period of up to two years from the date of the initial investment or an additional investment. A listing of the investments held by the Master Fund and their attributes as of June 30, 2018, that qualify for this valuation approach is shown in the table below.

Investment Category	Investment Strategy	Fair Value (in 000s)	Unfunded Commitments (in 000s)	Remaining Life*	Redemption Frequency*	Notice Period (in Days)*	Redemption Restrictions and Terms*
Energy(a)	Private investments in securities issued by companies in the energy and natural resources sectors.	$124,176	$17,213	Up to 10 years	N/A	N/A	Up to15 years
Event-Driven(b)	Strategies designed to profit from changes in the prices of securities of companies facing a major corporate event.	35,656	287	Up to 10 years	Quarterly	45-90	Up to 5 years; up to 2.5% early withdrawal fee; possible 25% investor level gate; illiquid side pocket capital
Private Equity(c)	Investments in nonpublic companies.	402,687	33,857	Up to 10 years	N/A	N/A	Up to 10 years
Real Estate(d)	Investments in REITs, private partnerships, and various real estate related mortgage securities.	74,261	15,901	Up to 10 years	N/A	N/A	Up to 10 years

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2018
(Unaudited)

Investment Category	Investment Strategy	Fair Value (in 000s)	Unfunded Commitments (in 000s)	Remaining Life*	Redemption Frequency*	Notice Period (in Days)*	Redemption Restrictions and Terms*
Relative Value(e)	Strategies seeking to profit from inefficiencies existing within capital structures, within markets, and across markets.	$3,978	N/A	N/A	Quarterly	30-120	Up to 5 years; up to 7% early redemption fee; possible 5% fund level gate; illiquid side pocket capital
		$640,758	$67,258

*

The information summarized in the table above represents the general terms for the specified asset class. Individual Investment Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Investment Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

(a)

This category includes Investment Funds that invest primarily in privately issued securities by companies in the energy and natural resources sectors and private investments in energy-related assets or companies. The Investment Funds include private funds and private partnerships with private investments in their portfolios.

(b)

This category includes Investment Funds that invest primarily in the following securities: common stock, preferred stock, and many types of debt. Events include mergers, acquisitions, restructurings, spin-offs, and litigation.

(c)

This category includes private equity funds that invest primarily in non-publicly traded companies in need of capital. These Investment Funds may vary widely as to sector, size, stage, duration, and liquidity. Certain of these Investment Funds may also focus on the secondary market, buying interests in existing private equity funds, often at a discount.

(d)

This category includes Investment Funds that invest in registered investment companies or managers that invest in real estate trusts (commonly known as “REITs”) and private partnerships that make investments in income producing properties, raw land held for development or appreciation, and various types of mortgage loans and common or preferred stock whose operations involve real estate.

(e)

This category includes Investment Funds with low net exposure to most financial markets. Underlying strategies include Equity Market Neutral or Statistical Arbitrage, Capital Structure Arbitrage, Convertible Arbitrage, Volatility Arbitrage, and Credit Arbitrage.

The Adviser monitors Investment Fund capital call activity and reviews regularly the Master Fund’s cash positions and anticipated activity, including planning any necessary redemptions of Investment Funds so that the Fund may cover any funding call by Investment Funds.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2018
(Unaudited)

The following is a summary of the fair value as percentage of partners’ capital, and liquidity provisions for Investment Funds constituting greater than 5% of the Master Fund’s partners’ capital as of June 30, 2018:

Limited Partnerships, Exempted Partnerships and Limited Liability Companies	Fair Value as % of Partners’ Capital	Investment Strategy	Does the Underlying Portfolio Fund Employ Debt Financing	Redemption Frequency	Redemption Restrictions and Terms
Quantum Parallel Partners V, L.P	7.27%	Quantum Parallel Partners V, L.P. makes private investments in energy companies focused on exploration and production activities in the United States and Canada.	Yes	N/A	N/A

(4)	PARTNERS’ CAPITAL ACCOUNTS

(a)	ISSUANCE OF INTERESTS

Interests of the Master Fund are generally available only to those investors who received Interests as in-kind repurchase proceeds for their tendered interests in one of the feeder funds to the Legacy Master Fund. Interests of the Master Fund will generally not otherwise be offered or sold.

(b)	ALLOCATION OF PROFITS AND LOSSES

For each fiscal period, generally monthly, net profits or net losses of the Master Fund are allocated among and credited to or debited against the capital accounts of all partners as of the last day of each fiscal period in accordance with the partners’ respective capital account ownership percentage for the fiscal period. Net profits or net losses are measured as the net change in the value of the partners’ capital of the Master Fund, including any change in unrealized appreciation or depreciation of investments and income, net of expenses, and realized gains or losses during a fiscal period.

(c)	REPURCHASE OF INTERESTS

A partner will not be eligible to have the Master Fund repurchase all or any portion of an Interest at the partner’s discretion at any time. Interests are not redeemable nor are they exchangeable for Interests or shares of any other fund.

The Master Fund anticipates making quarterly distributions pro rata to all investors in an amount equal to the Master Fund’s excess cash (“Excess Cash”). Excess Cash is defined as the amount of cash on hand over and above the amount necessary or prudent for operational and regulatory purposes (“Required Cash”). The amount of Required Cash is determined by the Adviser with oversight by the Board. Excess Cash is generally distributed in the subsequent quarter or quarters where the aggregate of Excess Cash from such subsequent quarter(s) and prior quarters exceeds a threshold of $10 million. Intra-quarter distributions may also be made if Excess Cash exceeds a threshold of $25 million as of the forty fifth day after the end of any quarter. The Master Fund may make in-kind distributions of portfolio securities as deemed necessary.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2018
(Unaudited)

(5)	INVESTMENTS IN PORTFOLIO SECURITIES

(a)	INVESTMENT ACTIVITY

As of June 30, 2018, the Master Fund held investments in Investment Funds and securities. The agreements related to investments in Investment Funds provide for compensation to the Investment Funds’ managers/general partners or advisers in the form of management fees. In addition, many Investment Funds also provide for performance incentive fees/ allocations of an Investment Fund’s net profits. These management fees and incentive fees are in addition to the management fees charged by the Master Fund.

For the six months ended June 30, 2018, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were $3,610,874 and $33,000,251 respectively.

The cost of the Master Fund’s underlying investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from such investments. The allocated taxable income is generally reported to the Master Fund by its underlying investments on Schedules K-1, Forms 1099 or PFIC statements, or a combination thereof.

The underlying investments generally do not provide the Master Fund with tax reporting information until well after year end, and as a result, the Master Fund is unable to calculate the year end tax cost of its investments until such time. The Master Fund’s book cost as of June 30, 2018, was $708,941,136, resulting in accumulated net unrealized depreciation of $68,137,330 consisting of $171,448,364 in gross unrealized appreciation and 239,585,694 in gross unrealized depreciation.

(b)	AFFILIATED INVESTMENT FUNDS

At June 30, 2018, the Master Fund’s investments in certain Investment Funds were deemed to be investments in affiliated issuers under the 1940 Act, primarily because the Master Fund owns 5% or more of the Investment Funds’ total net assets. A listing of these affiliated Investment Funds (including activity during the six months ended June 30, 2108) is shown below:

Affiliated Investment Funds	Shares 12/31/2017	Shares 6/30/18	Beginning Fair Value 12/31/2017	Cost of Purchases	Sales Proceeds*	Realized Gain (Loss) on Investments	Change in Unrealized Appreciation /Depreciation	Ending Fair Value 6/30/18	Interest/ Dividend Income
Ownership exceeds 5% of the Investment Fund's Capital:
BDCM Partners I, L.P.			$14,972,079	$—	$—	$—	$(114,415)	$14,857,664	$—
CX Partners Fund Ltd.			23,530,000	112,734	(1,864,070)	937,593	(4,728,222)	17,988,035	11,661
Dace Ventures I, LP			866,779	46,651	(33,902)	1,553	(8,311)	872,770	—
EnCap Energy Infrastructure TE Feeder, L.P.			2,429,678	75,178	(265,540)	(62,717)	(623,349)	1,553,250	—
Florida Real Estate Value Fund, L.P.			2,650,121	—	—	—	1,273	2,651,394	—
Fortelus Special Situations Fund LP			5,326,541	—	(141,501)	—	(501,159)	4,683,881	—
Garrison Opportunity Fund LLC			1,289,543	—	(177,768)	177,768	(248,589)	1,040,954	—
GTIS Brazil Real Estate Fund (Brazilian Real) LP			16,255,996	—	—	—	(365,378)	15,890,618	—

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2018
(Unaudited)

Affiliated Investment Funds	Shares 12/31/2017	Shares 6/30/18	Beginning Fair Value 12/31/2017	Cost of Purchases	Sales Proceeds*	Realized Gain (Loss) on Investments	Change in Unrealized Appreciation /Depreciation	Ending Fair Value 6/30/18	Interest/ Dividend Income
Harbinger Class LS Holdings (U.S.) Trust	3,225	3,225	$790,975	$—	$—	$—	$(790,975)	$—	$—
HealthCor Partners Fund, L.P.			7,281,878	27,996	(87,188)	87,188	330,572	7,640,446	—
Highland Credit Strategies Liquidation Vehicle Onshore			25,762	—	—	—	5,250	31,012	—
Hillcrest Fund, L.P.			1,906,405	—	(249,321)	126,175	82,683	1,865,942	—
LC Fund IV, L.P.			18,170,017	101,705	(2,972,952)	2,229,915	(2,466,773)	15,061,912	13,058
Midstream & Resources Follow-On Fund, L.P.			6,134,645	15,618	(1,462,896)	1,136,948	(1,684,665)	4,139,650	22,926
Monsoon Infrastructure & Realty Co-Invest, L.P.			11,880,751	—	—	—	4,653,611	16,534,362	—
Pennybacker II, LP			27,000	14,950	(1,698,584)	28,699	1,627,935	—	—
Private Equity Investment Fund IV, L.P.			3,138,833	—	(820,753)	566,320	(420,304)	2,464,096	—
Private Equity Investment Fund V, L.P.**			16,630,687	—	—	—	(338,261)	16,292,426	—
Quantum Parallel Partners V, LP			50,854,427	—	(6,127,917)	468,820	2,523,677	47,719,007	—
Quorum Fund Ltd.	8,762		74,188	—	(330,806)	—	256,618	—	—
Saints Capital VI, L.P.			4,975,095	—	(1,736,913)	1,030,630	(155,971)	4,112,841	39,848
SBC Latin America Housing US Fund, LP			7,071,321	—	—	—	(52,392)	7,018,929	—
Tenaska Power Fund II-A, L.P.			771,041	—	—	—	(4,336)	766,705	—
Trivest Fund IV, L.P.			8,144,443	—	(711,547)	474,996	699,380	8,607,272	—
Trustbridge Partners III, L.P.			37,147,774	—	—	—	(7,847,168)	29,300,606	—
Tuckerbrook SB Global Distressed Fund I, L.P.			2,333,556	—	(405,578)	—	115,124	2,043,102	—
Westview Capital Partners II, L.P.			13,578,567	—	(995,710)	9,283	2,800,897	15,393,037	—
Total			258,258,102	394,832	(20,082,946)	7,213,171	(7,253,248)	238,529,911	87,493
Ownership exceeds 25% of the Investment Fund's Capital:
Credit Distressed Blue Line Fund, L.P.			8,280,033	—	—	—	(4,343,446)	3,936,587	—
Harbinger Capital Partners Fund I, L.P.			18,560,428	—	—	—	(10,260,829)	8,299,599	—
Middle East North Africa Opportunities Fund, L.P.	3,969	3,969	282,130	—	—	—	—	282,130	—
PIPE Equity Partners, LLC			—	—	—	—	—	—	—
PIPE Select Fund, LLC			—	—	—	—	—	—	—
Total			27,122,591	—	—	—	(14,604,275)	12,518,316	—
Total Affiliated Investment Fund's			$285,380,693	$394,832	$(20,082,946)	$7,213,171	$(21,857,523)	$251,048,227	$87,493

*	Sales include return of capital.
**	Voting rights have been waived for this investment.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2018
(Unaudited)

(6)	FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Master Fund invests may trade various derivative securities and other financial instruments, and may enter into various investment activities with off- balance sheet risk both as an investor and as a principal. The Master Fund’s risk of loss in these Investment Funds is limited to the value of its investment in such Investment Funds.

(7)	ADMINISTRATION AGREEMENT

In consideration for administrative, accounting, and recordkeeping services, the Master Fund pays the Administrator a monthly administration fee based on the month-end partners’ capital. The Master Fund is charged, on an annual basis, 6 basis points on partners’ capital of up to $2 billion, 5 basis points on partners’ capital between the amounts of $2 billion and $5 billion, 2 basis points on partners’ capital between the amounts of $5 billion and $15 billion, and 1.25 basis points for amounts over $15 billion. The administration fee is payable monthly in arrears. The Administrator also provides compliance, transfer agency, and other investor related services at an additional cost. The total administration fees incurred for the six months ended June 30, 2018, was $228,021.

(8)	RELATED PARTY TRANSACTIONS

(a)	INVESTMENT MANAGEMENT FEE

In consideration of the advisory and other services provided by the Adviser to the Master Fund, the Master Fund pays the Adviser an investment management fee (the “Investment Management Fee”) equal to 0.70% on an annualized basis of the Master Fund’s partners’ capital at the end of each month, payable monthly in arrears, for the six quarters following March 31, 2014, and 0.40% on an annualized basis for periods thereafter until the period ending March 31, 2024, when the Adviser will no longer receive the Investment Management Fee.

The Master Fund’s partners bear an indirect portion of the Investment Management Fee paid by the Master Fund. The Investment Management Fee decreases the net profits or increases the net losses of the Master Fund that are credited to or debited against the capital accounts of its partners. For the six months ended June 30, 2018, $1,429,770 as incurred for Investment Management Fees.

(b)	EXPENSE LIMITATION AGREEMENT

Pursuant to the Master Fund’s limited partnership agreement there is an expense limitation in which the Adviser contractually agreed to limit total annualized expenses of the Master Fund, to the amount of 1.25%, exclusive of fees and expenses of underlying investment funds, borrowing and other investment-related costs and fees, taxes, litigation and other extraordinary expenses not incurred in the ordinary course of the Master Fund’s business (the “Expense Limitation”).

Under the Expense Limitation, the Adviser is permitted to recover in later periods expenses it has borne to the extent that the Master Fund’s expenses fall below the rate in effect at the time of the waiver. The Master Fund, however, is not obligated to pay any such amounts beyond three years after the end of the fiscal year in which the Adviser reimbursed such expense. Any such recoupment by the Adviser shall not cause the Master Fund to exceed the annual Expense Limitation rate that was in effect at the time of such waiver or reimbursement. For the six months ended June 30, 2018, no such expense waiver has been incurred by the Master Fund.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2018
(Unaudited)

(9)	FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	For the Period March 31, 2014 Through December 31, 2014[1]
Net investment income (loss) to average partners’ capital[2]	(0.52)%	0.30%	0.23%	0.58%	(1.04)%
Expenses to average partners' capital[2,3]	0.82%	0.86%	0.83%	0.90%	2.11%
Portfolio Turnover[4]	0.53%	2.45%	4.08%	8.38%	5.28%
Internal rate of return since inception[5]	3.35%	3.84%	4.72%	5.05%	8.89%
Total Return[4,6]	(1.43)%	4.77%	1.05%	3.40%	6.17%
Partners’ capital, end of period (000's)	$656,351	$730,118	$868,247	$994,679	$1,208,928

An investor’s return (and operating ratios) may vary from those reflected based on the timing of capital transactions.

1	The Master Fund commenced operations on March 31, 2014.
2

Ratios are calculated by dividing the indicated amount by average partners’ capital measured at the end of each month during the period. These ratios have been annualized for periods less than twelve months.

3

Expense ratios do not include expenses of acquired funds that are paid indirectly by the Master Fund as a result of its ownership in the underlying funds. Expenses include U.S. offshore withholding tax, which is only allocable to investors investing through the offshore feeder funds.

4	Not annualized for periods less than twelve months.
5

The internal rate of return since inception (“IRR”) of the limited partners is net of all fees and profit allocations to the Adviser. The IRR reported is for the Master Fund as a whole. The IRR was computed based on the actual dates of the cash inflows (capital contributions), cash outflows (cash distributions) and the ending partners’ capital as of June 30, 2018 (the residual value).

6	The total return of the Master Fund is calculated as geometrically linked monthly returns for each month in the period.

(10)	SUBSEQUENT EVENTS

Management of the Master Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of June 30, 2018.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Supplemental Information
June 30, 2018
(Unaudited)

Directors and Officers

The Master Fund’s operations are managed under the direction and oversight of the Board. Each Director serves for an indefinite term or until he or she reaches mandatory retirement, if any, as established by the Board. The Board appoints the officers of the Master Fund who are responsible for the Master Fund’s day-to-day business decisions based on policies set by the Board. The officers serve at the pleasure of the Board.

Compensation for Directors

The Endowment PMF Master Fund, L.P., PMF Fund, L.P., and PMF TEI Fund, L.P., together pay each of the Directors who is not an “interested person” of the Adviser, as defined in the 1940 Act (the “Independent Directors”) an annual retainer of $10,500 paid quarterly, an annual Board meeting fee of $4,000, a fee of $850 per informal Board meeting, a fee of $425 per telephonic Board meeting, annual fees of $708, $708 and $1,063 for membership on the Audit, Compliance and Valuation Committees, respectively paid quarterly, annual fees of $2,550, $2,550 and $3,400 for the Audit, Compliance and Valuation Committee chair positions, respectively paid quarterly, and an annual fee of $4,250 to the lead Independent Director, paid quarterly. There are currently four Independent Directors. In the interest of retaining Independent Directors of the highest quality, the Board intends to periodically review such compensation and may modify it as the Board deems appropriate.

Allocation of Investments

The following chart indicates the allocation of investments among the asset classes in the Master Fund as of June 30, 2018.

Asset Class[1]	Fair Value	%
Energy	$124,176,017	19.38
Event-Driven	35,655,821	5.56
Private Equity	402,687,468	62.85
Real Estate	74,260,864	11.59
Relative Value	3,977,629	0.62
Total Investments	$640,757,799	100.00

1	The complete list of investments included in the following asset class categories is included in the Schedule of Investments of the Master Fund.

Form N-Q Filings

The Master Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Master Fund’s Form N-Q is available on the Securities and Exchange Commission website at http://www.sec.gov. The Master Fund’s Form N-Q may be reviewed and copied at the Securities and Exchange Commission Public Reference Room in Washington, DC and information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Supplemental Information, continued
June 30, 2018
(Unaudited)

Proxy Voting Policies

A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Information regarding how the Master Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Additional Information

The Master Fund’s private placement memorandum (the “PPM”) includes additional information about Directors of the Master Fund. The PPM is available, without charge, upon request by calling 1-800-725-9456.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Privacy Policy (Unaudited)

The Master Fund recognizes the importance of securing personal financial information. It is our policy to safeguard any personal and financial information that may be entrusted to us. The following is a description of the Master Fund’s policy regarding disclosure of nonpublic personal information.

We collect nonpublic personal information as follows:

We collect information about our investors, including, but not limited to, the investor’s name, address, telephone number, e-mail address, social security number and date of birth. We collect that information from subscription agreements, other forms of correspondence that we receive from investors, from personal conversations and from affiliated entities as permitted by law.

We receive information about investor transactions with us, including, but not limited to, account number, account balance, investment amounts, withdrawal amounts and other financial information.

We are permitted by law to disclose nonpublic information we collect, as described above, to the Master Fund’s service providers, including the Master Fund’s investment adviser, sub-advisers, servicing agent, independent administrator, custodian, legal counsel, accountant and auditor. We do not disclose any nonpublic information about our current or former investors to nonaffiliated third parties, except as required or permitted by law. We restrict access to investor nonpublic personal information to those persons who require such information to provide products or services to investors. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard investors’ nonpublic personal information.

If an investor’s investment relationship with the Master Fund involves a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of such investor’s financial intermediary would govern how any nonpublic personal information would be shared by them with nonaffiliated third parties.

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Investment Adviser
Endowment Advisers, L.P.

Administrator and Transfer Agent
UMB Fund Services, Inc.

Custodian
Citibank, N.A.

Independent Registered Public Accounting Firm
KPMG LLP

Legal Counsel
K&L Gates LLP

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Schedule of Investments as of the close of the reporting period is included in the report to the shareholders filed under item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable.

(b) Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PMF Fund, L.P.

By (Signature and Title)	/s/ John A. Blaisdell
John A. Blaisdell
Principal Executive Officer

Date:	August 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John A. Blaisdell
John A. Blaisdell
Principal Executive Officer

Date:	August 28, 2018

By (Signature and Title)	/s/ Thomas Dusenberry
Thomas Dusenberry
Principal Financial Officer

Date:	August 28, 2018